Annual Total Returns (Growth Portfolio - Growth Portfolio Annuity) (Growth Portfolio, Growth Portfolio - Growth Portfolio)	18 Months Ended
Jun. 30, 2013
Growth Portfolio | Growth Portfolio - Growth Portfolio
Annual Total Return
2012	18.43%
2011	(0.84%)
2010	11.81%
2009	35.05%
2008	(37.72%)
2007	10.22%
2006	1.91%
2005	11.49%
2004	7.25%
2003	26.13%